Note 11 - (Loss) Income Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$
Numerator:
Net (loss)/income attributable to shareholders of BitVentures Ltd.
-from continuing operations	(765)	(5,790)	3,424
-from discontinued operations	22	421	-
-from continuing and discontinued operations	(743)	(5,369)	3,424

Denominator:
Denominator for basic loss/income per share:
Weighted average number of ordinary shares outstanding	2,800,000 *	4,406,557 *	8,434,320
Dilutive effect of outstanding share options	-	-	-
Denominator for diluted loss/income per share	2,800,000 *	4,406,557 *	8,434,320

From continuing operations
Basic (loss)/income per share	(0.27)	(1.31)	0.41
Diluted (loss)/income per share	(0.27)	(1.31)	0.41

From discontinued operations
Basic loss per share	0.01	0.10	N/A
Diluted loss per share	0.01	0.10	N/A

From continuing and discontinued operations
Basic (loss)/income per share	(0.27)	(1.22)	0.41
Diluted (loss)/income per share	(0.27)	(1.22)	0.41